Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000231252 [Member]
Shareholder Report [Line Items]
Fund Name	Guru Favorite Stocks ETF
Class Name	Guru Favorite Stocks ETF
Trading Symbol	GFGF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Guru Favorite Stocks ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://gurufocusetf.com/gfgf/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://gurufocusetf.com/gfgf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://gurufocusetf.com/gfgf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund invests in approximately 25-35 U.S.-listed equity securities favored by leading long-term investors, using a quantitative process to select high-quality companies trading at attractive valuations. For the fiscal year ended November 30, 2025, GFGF’s performance benefited from gains in holdings such as Alphabet, ASML, Taiwan Semiconductor, and Monster Beverage, while returns were negatively impacted by positions in UnitedHealth Group and Copart, Inc.

The U.S. equity market overall delivered solid gains despite early volatility, supported by easing inflation and improving confidence in Federal Reserve policy. Strong momentum in artificial intelligence continued to push valuations in the technology sector to elevated levels. Guided by our guru investing strategy, we maintained a cautious and underweight position in technology. While this discipline weighed on near-term performance, we believe it remains the prudent approach given current valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (12/15/2021)
Guru Favorite Stocks ETF - NAV	8.10%	8.98%
Solactive GBS United States 1000 Index	13.76%	10.51%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://gurufocusetf.com/gfgf/ for more recent performance information.

Performance Inception Date	Dec. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 37,017,935
Holdings Count | holding	29
Advisory Fees Paid, Amount	$ 226,689
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,017,935	Portfolio Turnover Rate*	39%
# of Portfolio Holdings	29	Advisory Fees Paid	$226,689
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	31.9%
Information Technology	27.8%
Communication Services	16.8%
Health Care	7.3%
Industrials	4.4%
Consumer Discretionary	3.2%
Consumer Staples	2.5%
Cash and Cash Equivalents	6.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class A	9.7%
NVIDIA Corp.	7.1%
Alphabet, Inc. - Class C	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
Microsoft Corp.	4.6%
MSCI, Inc.	4.4%
Berkshire Hathaway, Inc. - Class B	4.0%
Apple, Inc.	3.8%
Visa, Inc. - Class A	3.8%
Eli Lilly & Co.	3.8%